Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

NYSE

04007224

1-2921

February 23, 2004

RECD S.E.C.
FEB 23 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 24 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PANHANDLE EASTERN PIPELINE COMPANY, LLC, 4.80% Senior Notes due 2008, Series B and 6.05% Senior Notes due 2013, Series B and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 23, 2004. Tentative listing date – Not yet determined.

Sincerely,